Income Taxes - Income (Loss) Before Income Taxes (Details) - Revelyst Business - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Entity Information [Line Items]
U.S.	$ (266,337)	$ (372,011)	$ 100,927
Non-U.S.	1,597	6,169	1,495
Income (loss) before income taxes	$ (264,740)	$ (365,842)	$ 102,422